(5) Intangible Assets	6 Months Ended
Jun. 30, 2020
Loan Agreement [Member]
(5) Intangible Assets

(5) INTANGIBLE ASSETS

Intangible assets consists of the following:

	June 30, 2020	December 31, 2019	December 31, 2018
Software	$93,161	52,474	-
Website	8,400	3,000
Less: accumulated amortization	(18,708)	(5,645)	-
Total	$82,853	49,829	-

Amortization expense was $12,857; $5,645 and $0 for the six months ended June 30, 2020; the year ended December 31, 2019, and the period since inception (May 2, 2018) ended December 31, 2018, respectively. Amortization expense will be $15,992 for the second six months 2020; $31,984; $26,424; $4,860; $1,775 and $0 for the years ended December 31, 2021; 2022, 2023, 2024 and 2025, respectively.